PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 3,904	$ 5,630	$ 12,267	$ 11,976